Segment Information - Additional Information (Detail) - Segment	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [abstract]
Number of operating segments	2
Information about major customers	No single customer accounted for 10 percent or more of the Group's total revenues	No single customer accounted for 10 percent or more of the Group's total revenues	No single customer accounted for 10 percent or more of the Group's total revenues